Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Property and equipment	$ 5,479	$ 5,762
Less: accumulated depreciation and amortization	(4,309)	(4,132)
Property and equipment, net	1,170	1,630
Computer and electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment	4,045	3,905
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment	232	208
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment	610	1,055
Motor vehicles
Property, Plant and Equipment [Line Items]
Property and equipment	$ 592	$ 594